STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF STOCK OPTIONS ACTIVITY

The following table summarizes stock options activities and related information for the years ended December 31, 2024, 2023 and 2022:

	Number of Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Intrinsic Value
		(JPY)	(Years)	(JPY)
Outstanding as of January 1, 2022	51,290	8,971	2.52	1,895,197
Granted	5,771	1	10.00	-
Forfeited/cancelled	(635)	14,500	-	-
Exercised	(1,600)	8,225	-	-
Outstanding as of December 31, 2022	54,826	7,985	2.40	2,493,227
Granted	2,851	64,103	4.25	-
Forfeited/cancelled	(1,619)	113,443	-	-
Exercised	(2,780)	4,317	-	-
Outstanding as of December 31, 2023	53,278	7,975	1.34	3,179,510
Granted	-	-	-	-
Forfeited/cancelled	-	-	-	-
Exercised	(5,780)	6,229	-	-
Outstanding as of December 31, 2024	47,498	8,187	2.82	1,063,926
Vested and exercisable as of December 31, 2024	44,287	8,781	2.43	973,309

SCHEDULE OF SIGNIFICANT ASSUMPTIONS TO ESTIMATE FAIR VALUE OF THE STOCK OPTIONS

The fair value of the stock options was estimated as of the date of grant using the binomial model with the assistance of a third-party valuation appraiser. The following table summarizes significant assumptions used in the model to estimate the fair value of the stock options for the years ended December 31, 2024, 2023 and 2022:

	For the Years Ended December 31,
	2024	2023	2022
Expected volatility	-	-	51.30%
Risk-free interest rate	-	-	0.30%
Dividend yield	-	-	0%
Exercise term	-	-	10.0 years